Income from Sale of FTX Claim	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Income from Sale of FTX Claim [Line Items]
Income from sale of FTX Claim

23. Income from sale of FTX Claim

During the year ended December 31, 2024, the Company recorded operating income of $36.8 million ($0.55 per share) through the sale of the Company’s FTX claim over assets that were held on the exchange at the point of its bankruptcy in 2022. These assets were fully written off by the Company in 2022. The sale of the claim represented a recovery rate of approximately 116%.